COMMITMENTS AND CONTINGENCIES (Details - Schedule of Supplemental Information Related Leases) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 195,409	$ 193,980	$ 782,591	$ 414,085
Short term lease Cost	7,104	6,749	33,751	21,628
Operating cash outflow used for operating leases	$ 126,416	$ 46,250	$ 416,250	$ 285,959
Weighted average discount rate	9.00%	9.00%	9.00%	9.00%
Weighted average remaining lease term	9 years 2 months 12 days	10 years 2 months 12 days	9 years 6 months	10 years 4 months 24 days